INVESTMENT IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2022
Investments in and Advances to Affiliates [Abstract]
INVESTMENT IN UNCONSOLIDATED AFFILIATES
5.	INVESTMENT IN UNCONSOLIDATED AFFILIATES
On April 6, 2021, the Company and Tiger Capital Group, LLC (“Tiger Capital”) formed a joint venture, Modcloth Partners, LLC (“Modcloth”). The Company and Tiger Capital each contributed $1.5 million into Modcloth and the Company owned 50% of the outstanding membership units. Tiger Capital provided the financing for the inventory, while the Company entered into a Master Services Agreement (“MSA”) with Modcloth to provide the
e-commerce
services (see Note 16). The Company accounted for its investment in ModCloth under the fair value option of accounting.

On December 1, 2022, Tiger Capital assigned its interest in Modcloth to the Company for $1.5 million, at which point Modcloth became a wholly-owned subsidiary of the Company. In addition, the Company paid the remaining balance of approximately $1 million on the inventory financing arrangement between Modcloth and Tiger Capital (Note 15).
As of December 31, 2021, the investment balance related to ModCloth was $6.4 million, and was included in investment in unconsolidated affiliates on the consolidated balance sheets. For the twelve months ended December 31, 2022, the Company recorded a decrease in fair value adjustment related to its ModCloth investment of $4.5 million included in changes in fair value of unconsolidated affiliates on the consolidated statements of operations.
On December 31, 2021, the Company and CFL Delaware, Inc. (“CFL”) formed a joint venture, IPCO, whereby Nogin contributed certain assets acquired from the BTB (ABC), LLC (“Betabrand”) acquisition (see Note 15) and entered into a MSA with IPCO to provide certain
e-commerce
services, marketing, photography, customer service and merchant credit card monitor fraud services (Note 16). Also, CFL entered into a Master Supply Agreement with IPCO and agreed to procure the supply of inventory to IPCO, provide manufacturing, fulfillment, logistics and warehousing services for the inventory. The Company accounts for its investment in IPCO under the fair value option of accounting. As of December 31, 2022 and December 31, 2021, the investment balance related to IPCO was $7.4 million and $7.1 million, respectively, and was included in investment in unconsolidated affiliates on the consolidated balance sheets. For the twelve months ended December 31, 2022, the Company recorded $1.6 million to other income, net related to the settlement of deferred revenue related to sale of finished inventory to IPCO. In addition, the Company recorded a fair value adjustment related to its IPCO investment of $271 thousand included in changes in fair value of unconsolidated affiliates on the consolidated statement of operations for the twelve months ended December 31, 2022.
The following table presents summarized financial information for the joint ventures for the twelve months ended December 31, 2022 and December 31, 2021 (in thousands):

	IPCO
	For the Twelve Months Ended December 31, 2022
Net revenue	$24,666
Gross margin	18,299
Net loss	(2,661)

	IPCO
	December 31, 2022	December 31, 2021
Current assets	$4,254	$2,596
Long term assets	5,509	6,130
Current liabilities	6,142	1,699
Long term liabilities	1,032	—
The Company’s ModCloth and IPCO investments are Level 3 fair value measurements. The Company utilized the following valuation methods to conclude on the fair value as of December 31, 2022:
- Discounted Cash Flow
—The key unobservable input utilized was a discount rate of 21.8% for Modcloth and 18.2% for IPCO.

-
Guideline Public Company Method
—The Company utilized a revenue multiple of 0.7x for Modcloth and 0.5x for IPCO on current period forecasted revenues. The revenue multiple was derived from public peers of the Company.
-
Guideline Transaction Method—
The Company utilized a revenue multiple of 0.7x for Modcloth and 0.4x for IPCO on current period forecasted revenues. The revenue multiple was derived from public transactions in which the target companies were similar to the Company.
The following table summarizes the changes in the IPCO investment Level 3 fair value measurement (in thousands):

IPCO
Balance as of December 31, 2021	$7,133
Change in fair value	271

Balance as of December 31, 2022	$7,404